Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
July 31, 2023
MER-NPRT3-0923
1.9891246.104
Common Stocks - 91.0%
	Shares	Value ($)
Brazil - 5.2%
Banco BTG Pactual SA unit	1,915,500	13,776,612
Banco do Brasil SA	2,447,660	24,943,745
Hapvida Participacoes e Investimentos SA (a)(b)	50,200,821	50,957,217
Localiza Rent a Car SA	1,836,529	26,106,578
Natura & Co. Holding SA	6,054,707	23,392,968
Pet Center Comercio e Participacoes SA	10,898,847	16,133,636
Raia Drogasil SA	4,982,846	30,526,682
Vale SA	1,178,368	17,234,138
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,126,895	10,420,328
XP, Inc. Class A (a)	808,563	21,839,287
TOTAL BRAZIL		235,331,191
China - 33.4%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	699,100	13,978,477
Airtac International Group	1,207,921	35,755,014
Alibaba Group Holding Ltd. (a)	12,122,784	154,921,736
Alibaba Group Holding Ltd. sponsored ADR (a)	157,400	16,079,984
Anta Sports Products Ltd.	707,800	8,286,058
Baidu, Inc. sponsored ADR (a)	115,580	18,029,324
BeiGene Ltd. ADR (a)	75,100	16,087,922
BYD Co. Ltd. (H Shares)	953,919	33,976,709
China Construction Bank Corp. (H Shares)	62,343,792	36,337,617
China Life Insurance Co. Ltd. (H Shares)	25,617,471	44,672,660
China Merchants Bank Co. Ltd. (H Shares)	2,239,500	11,041,144
China Tourism Group Duty Free Corp. Ltd. (H Shares) (b)(c)	862,219	13,742,172
Contemporary Amperex Technology Co. Ltd.	805,060	26,796,636
ENN Energy Holdings Ltd.	2,078,771	24,988,752
Flat Glass Group Co. Ltd. (c)	8,739,836	25,943,044
Guangzhou Automobile Group Co. Ltd. (H Shares)	24,700,272	15,455,683
Haier Smart Home Co. Ltd.	6,230,536	20,489,061
Industrial & Commercial Bank of China Ltd. (H Shares)	48,859,122	23,859,267
JD.com, Inc. sponsored ADR	1,053,848	43,534,461
Kunlun Energy Co. Ltd.	10,938,093	8,905,986
Kweichow Moutai Co. Ltd. (A Shares)	141,846	37,345,684
Li Auto, Inc. ADR (a)	1,220,915	52,255,162
Li Ning Co. Ltd.	4,065,528	24,500,868
Meituan Class B (a)(b)	5,138,884	98,101,909
NetEase, Inc. ADR (c)	625,678	68,036,226
New Horizon Health Ltd. (a)(b)	811,536	2,757,530
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	603,100	33,852,003
PDD Holdings, Inc. ADR (a)	733,980	65,926,084
PetroChina Co. Ltd. (H Shares)	35,508,345	25,906,536
Ping An Insurance Group Co. of China Ltd. (H Shares)	7,229,514	52,679,607
Sany Heavy Industry Co. Ltd. (A Shares)	4,636,200	11,521,049
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	503,794	20,877,390
Shenzhou International Group Holdings Ltd.	659,821	6,941,788
Sinotruk Hong Kong Ltd.	23,205,842	48,560,610
Sunny Optical Technology Group Co. Ltd.	1,127,600	10,923,358
Tencent Holdings Ltd.	4,645,011	213,490,059
Trip.com Group Ltd. ADR (a)	1,727,231	70,885,560
Wuliangye Yibin Co. Ltd. (A Shares)	941,668	23,862,058
Wuxi Biologics (Cayman), Inc. (a)(b)	2,026,632	11,459,882
Zai Lab Ltd. ADR (a)	210,649	6,332,109
Zijin Mining Group Co. Ltd. (H Shares)	19,409,351	33,249,424
TOTAL CHINA		1,512,346,603
Hungary - 0.3%
Richter Gedeon PLC	572,847	14,450,395
India - 14.7%
Axis Bank Ltd.	2,822,421	32,737,201
Bharti Airtel Ltd.	4,064,255	43,978,362
HDFC Bank Ltd.	5,221,684	104,842,155
HDFC Standard Life Insurance Co. Ltd. (b)	4,315,520	33,943,265
Hindustan Aeronautics Ltd.	570,650	27,488,205
Hindustan Unilever Ltd.	608,129	18,936,001
ICICI Bank Ltd.	5,608,194	68,357,005
Infosys Ltd.	1,530,802	25,339,191
ITC Ltd.	4,615,276	26,134,898
Jio Financial Services Ltd. (d)	2,980,053	9,488,410
Larsen & Toubro Ltd.	1,871,016	61,002,538
Mankind Pharma Ltd.	507,165	10,747,347
NTPC Ltd.	15,964,016	42,385,006
Reliance Industries Ltd.	2,698,953	83,661,308
SRF Ltd.	403,012	10,636,645
Tata Consultancy Services Ltd.	276,129	11,487,860
Tata Steel Ltd.	12,170,941	18,225,333
Ultratech Cement Ltd.	366,461	37,065,632
TOTAL INDIA		666,456,362
Indonesia - 2.1%
PT Bank Central Asia Tbk	36,096,281	21,842,080
PT Bank Mandiri (Persero) Tbk	57,759,528	21,927,938
PT Bank Rakyat Indonesia (Persero) Tbk	112,523,523	42,159,012
PT Telkom Indonesia Persero Tbk	30,989,838	7,635,151
TOTAL INDONESIA		93,564,181
Korea (South) - 12.2%
Db Insurance Co. Ltd.	171,265	10,119,985
Hansol Chemical Co. Ltd.	83,127	12,751,536
Hyundai Mipo Dockyard Co. Ltd. (a)	132,290	9,670,261
Hyundai Motor Co. Ltd.	279,439	42,865,451
JYP Entertainment Corp.	240,500	25,674,013
KB Financial Group, Inc.	628,477	25,110,903
Kia Corp.	483,162	31,272,499
Korea Aerospace Industries Ltd.	290,465	11,184,671
LG Chemical Ltd.	70,674	35,842,557
LG Innotek Co. Ltd.	112,359	23,215,396
NAVER Corp.	233,266	41,442,086
Samsung Electronics Co. Ltd.	4,340,997	237,142,403
SK Hynix, Inc.	497,262	48,024,709
TOTAL KOREA (SOUTH)		554,316,470
Mexico - 3.9%
America Movil S.A.B. de CV Series L	11,273,580	11,815,547
CEMEX S.A.B. de CV sponsored ADR (a)	3,687,478	28,098,582
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	528,063	19,152,845
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	201,087	22,773,103
Gruma S.A.B. de CV Series B	1,045,064	18,746,869
Grupo Financiero Banorte S.A.B. de CV Series O	6,755,914	64,032,912
Wal-Mart de Mexico SA de CV Series V	3,174,770	13,216,675
TOTAL MEXICO		177,836,533
Peru - 0.3%
Credicorp Ltd. (United States)	93,966	14,757,360
Poland - 0.2%
Dino Polska SA (a)(b)	76,100	8,478,881
Russia - 0.1%
LUKOIL PJSC (d)	568,462	178,442
Sberbank of Russia (d)	5,098,115	31,789
Yandex NV Series A (a)(d)	273,678	3,284,136
TOTAL RUSSIA		3,494,367
Saudi Arabia - 3.4%
Al Rajhi Bank	1,810,890	36,009,274
Alinma Bank	3,861,384	38,082,740
Dr Sulaiman Al Habib Medical Services Group Co.	272,748	21,010,815
Saudi Telecom Co.	1,551,545	17,535,320
The Saudi National Bank	3,802,308	39,071,056
TOTAL SAUDI ARABIA		151,709,205
South Africa - 3.2%
Absa Group Ltd.	2,430,781	25,750,274
Bid Corp. Ltd.	542,266	12,844,279
Capitec Bank Holdings Ltd.	222,531	22,315,751
FirstRand Ltd.	864,257	3,517,678
Gold Fields Ltd. sponsored ADR	875,873	13,549,755
Impala Platinum Holdings Ltd.	3,122,378	22,553,158
MTN Group Ltd.	2,101,526	16,457,327
Naspers Ltd. Class N	139,921	27,492,647
TOTAL SOUTH AFRICA		144,480,869
Taiwan - 10.7%
Chailease Holding Co. Ltd.	3,302,849	21,818,986
E Ink Holdings, Inc.	892,000	6,374,262
eMemory Technology, Inc.	265,780	15,658,448
HIWIN Technologies Corp.	2,295,901	15,385,731
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,679,694	12,680,137
International Games Systems Co. Ltd.	1,329,365	25,881,368
MediaTek, Inc.	779,313	17,078,256
Taiwan Semiconductor Manufacturing Co. Ltd.	19,568,120	352,685,621
Unimicron Technology Corp.	2,857,723	16,745,534
TOTAL TAIWAN		484,308,343
Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	5,712,526	28,675,493
CP ALL PCL (For. Reg.)	4,972,875	9,242,721
SCB X PCL (For. Reg.)	2,062,000	6,789,843
TOTAL THAILAND		44,708,057
United Arab Emirates - 0.3%
Adnoc Gas PLC	15,299,817	14,412,962
TOTAL COMMON STOCKS (Cost $3,610,099,357)		4,120,651,779

Nonconvertible Preferred Stocks - 2.0%
	Shares	Value ($)
Brazil - 2.0%
Banco Bradesco SA (PN)	4,404,642	15,518,125
Gerdau SA	863,800	5,343,093
Itau Unibanco Holding SA	2,881,435	17,451,610
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,475,565	51,021,294

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,691,866)		89,334,122

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.11% to 5.3% 8/31/23 to 9/21/23 (f) (Cost $3,988,153)	4,010,000	3,987,768

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	324,012,974	324,077,776
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	55,445,653	55,451,198
TOTAL MONEY MARKET FUNDS (Cost $379,528,974)		379,528,974

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,061,308,350)	4,593,502,643
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(66,134,701)
NET ASSETS - 100.0%	4,527,367,942

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,887	Sep 2023	152,188,205	5,687,740	5,687,740

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,440,856 or 4.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,787,272.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	175,911,032	1,893,825,764	1,745,659,020	7,144,824	-	-	324,077,776	0.8%
Fidelity Securities Lending Cash Central Fund 5.32%	9,725,325	384,563,091	338,837,218	255,636	-	-	55,451,198	0.2%
Total	185,636,357	2,278,388,855	2,084,496,238	7,400,460	-	-	379,528,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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